Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Revenue
Charter revenue	$ 20,630,545	$ 28,903,018
Commissions (including related party of $350,706 and $251,826 for the six months ended June 30, 2014 and 2015, respectively)	(1,250,536)	(1,650,020)
Net Revenue	19,380,009	27,252,998
Expenses / (Income)
Voyage expenses, net	4,691,784	7,258,954
Vessels operating expenses (including related party of $470,202 and $653,815 for the six months ended June 30, 2014 and 2015, respectively)	11,627,849	10,709,866
Dry-docking expenses (including related party of $123,840 and $16,260 for the six months ended June 30, 2014 and 2015, respectively)	350,759	2,193,110
Management fees - related party	2,548,942	3,553,781
Depreciation	9,911,305	8,912,078
General and administrative expenses (including related party of $2,031,563 and $1,646,862 for the six months ended June 30, 2014 and 2015, respectively)	2,955,820	3,433,751
Loss related to assets held for sale	47,639,830	0
Impairment loss	16,753,838	15,695,282
Bad debt provisions	16,719	14,901
Gain from sale of assets (net of vessel sale & purchase commissions to related party of $745,000 and $0 for the six months ended June 30, 2014 and 2015, respectively)	0	(402,805)
(Gain) / loss from marketable securities, net	134,529	(11,598)
Other income, net	0	(39,574)
Operating Loss	(77,251,366)	(24,064,748)
Other Income / (Expenses)
Interest and finance costs	(4,434,782)	(5,022,108)
Loss on derivatives, net	(198,930)	(335,663)
Interest income	3,112	12,199
Equity in net (loss) / income of affiliate	173,002	(258,022)
Loss on investment in affiliate	(206,835)	(5,855,306)
Foreign currency (loss) / gain	77,834	(13,246)
Total Other Expenses, net	(4,586,599)	(11,472,146)
Net Loss	(81,837,965)	(35,536,894)
Other Comprehensive Income / (Loss)
Unrealized gain on cash flow hedges	0	131,238
Transfer of realized loss on cash flow hedges to "Interest and finance costs"	0	98,656
Equity in other comprehensive loss of affiliate	0	(5,422)
Transfer of equity in other comprehensive loss of affiliate to "Loss on investment in affiliate"	13,779	0
Unrealized (loss) / gain on change in fair value of marketable securities	2,678	(68,628)
Transfer of (gain) / loss on change in fair value of marketable securities to "(Gain) / loss from marketable securities, net"	134,529	(11,598)
Total Other Comprehensive Income	150,986	144,246
Comprehensive Loss	$ (81,686,979)	$ (35,392,648)
Loss per Class A common share, basic and diluted	$ (3.29)	$ (1.56)
Weighted average number of Class A common shares, basic and diluted	24,460,642	22,414,824